Note 19 - Marketable Securities	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of marketable securities [text block]
19	MARKETABLE SECURITIES

	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Balance at beginning of the Period	55,866	60,264
Additions	—	631
Withdrawal	(55,874)	(5,002)
Net gain / (loss) transfer to equity	8	(27)
Balance at the end the Period	—	55,866
Less non-current portion	—	(22,864)
Current portion	—	33,002

Marketable securities include the following:

	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Listed securities:
Corporate and government debt instruments	—	55,063
Certificates of deposit	—	803
TOTAL	—	55,866

The maximum exposure to credit risk at the reporting date is the carrying value of the debt securities classified as marketable securities. The Group has sold all its marketable securities during the year.

None
of these financial assets are either past due or impaired.